SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Cash equivalents	$ 0		$ 0	$ 0	$ 0
Federal depository insurance coverage	250,000		$ 250,000	$ 250,000	250,000
Forward price			$ 10.00	$ 10.00
Offering costs of initial public offering			$ 1,100,000
Financing cost derivative warrant liabilities			22,600,000
Income earned on investment held in the trust			21,000
Net loss	(2,878,827)	$ 20,917,813	(11,799,629)	$ 18,038,986
Unrecognized tax benefits	0		0	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		0	$ 0	$ 0
Class A Ordinary Shares
Forward purchase warrants			$ 14,000,000
Anti-dilutive securities attributable to warrants (in shares)			35,636,759
Class B Ordinary Shares
Net loss			$ 4,800,000
Anti-dilutive securities attributable to warrants (in shares)				37,394,696	35,590,797
Public Warrants
Ordinary share price	$ 18.00			$ 18.00
Initial Public Offering. | Private Placement Warrants
Forward purchase warrants			$ 14,000,000
Number of warrants to purchase shares issued	7,386,667		7,386,667	7,386,667	7,386,667
Forward purchase units				14,000,000	14,000,000
Initial Public Offering. | Private Placement Warrants | Class A Ordinary Shares
Number of warrants to purchase shares issued			21,186,667		21,186,667
Initial Public Offering. | Public Warrants
Number of warrants to purchase shares issued	13,800,000		13,800,000	13,800,000	13,800,000
Private Placement. | Private Placement Warrants
Number of warrants to purchase shares issued	7,386,667		7,386,667	7,386,667	7,386,667	7,386,667